Going Concern (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Going Concern (Details) [Line Items]
Accumulated deficit	$ (60,872,432)	$ (47,823,563)	$ (36,825,634)
Working capital	1,114,019	1,268,097
Cash	2,044,976	4,072,339
Going Concern [Member]
Going Concern (Details) [Line Items]
Accumulated deficit	$ 60,872,432	$ 47,823,563